File No. 2-96924

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 26

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 29

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Registrant's Telephone Number- (360) 734-9900

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485, or
[ ] on _______ pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485, or
[ ] on _________ pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485, or
[X] on September 28, 2009 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment is the revised annual update to Amana Mutual Funds Trust's Registration Statement. It includes unaudited financial information updated for the fiscal year ended May 31, 2009 and increased disclosures required by regulation as well as material for a new series of the Trust, Developing World Fund. A filing will be submitted after the reviewing process and audited financials are completed. A graphical PDF version of this filing is available at http://www.amanafunds.com/red/.

PART A

PROSPECTUS

Amana Mutual Funds Trust

Income Fund	Growth Fund	Developing World Fund	Amana Funds Logo Omitted
AMANX	AMAGX	AMDWX

Prospectus

September 28, 2009

Investments are consistent with Islamic principles.

Please read this Prospectus and keep it for future reference. It is designed to provide important information and to help investors decide if a Fund's goals match their own.

Neither the Securities and Exchange Commission nor any state securities authority has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents:
Amana Income Fund	3
Amana Growth Fund	6
Amana Developing World Fund	9
Investment Objectives	12
Investment Strategies	12
Risks	12
Investment Adviser	13
Investment Information	13
Capital Stock	13
Pricing of Fund Shares	13
Purchase and Sale of Fund Shares	14
Distributions	14
Tax Information	14
Frequent Trading Policy	15
Distribution Plan	15
Financial Highlights	16
Investment Application	17

Amana Income Fund	AMANX

Investment Objective

Current income and preservation of capital.

Fees and Expenses

This table describes the fees and expenses that Amana Income Fund shareowners may expect to pay. There are no shareowner fees (fees paid directly from an investment). The Fund imposes no sales charge (load) on purchases or reinvested dividends, or any deferred sales charge (load) upon redemption. There are no exchange fees or account fees. Also, there are no account fees charged to Saturna retirement plan accounts.

To discourage speculation and market timing, a 2% early redemption fee will be assessed on shares held less than 90 calendar days.

The following table illustrates operating expenses of the Income Fund for the fiscal year ending May 31, 2009:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.91%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.33%

Expenses Example

The example below is intended to help investors compare the cost of investing in the Income Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in the Fund for the time periods indicated and then redeems at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's cumulative expenses would be:

1 year	3 years	5 years	10 years
$140	$434	$750	$1,646

Portfolio Turnover Rate

The Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital, the Fund's investment adviser. SBS waives commissions on trades for the Fund and therefore the Fund pays no transaction costs. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests only in equity securities, including foreign securities. Investment decisions are made in accordance with Islamic principles. The Fund diversifies its investments across industries and companies, and generally follows a value investment style. The Income Fund purchases only dividend-paying companies, which are expected to have more stable stock prices.

Principal Risks of Investing in the Fund

The value of Income Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

The Fund's restricted ability to invest in certain market sectors, such as financial companies and fixed-income securities, limits opportunities and may increase the risk of loss during economic downturns. Because Islamic principles preclude the use of interest-paying instruments, the Fund does not maximize current income because reserves remain in cash.

The Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the Adviser's judgment, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (5) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of assets.

Amana Income Fund	AMANX

Annual Total Return

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in Fund performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

(Bar chart graphic omitted)

8.68%	3.90%	-11.39%	-15.85%	28.56%	20.76%	12.15%	21.20%	14.12%	-23.48%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter	Q4 2003	16.4%
Worst Quarter	Q3 2002	-16.5%
The year-to-date return as of the most recent calendar quarter (which ended June 30, 2009) was 4.17%.

Average Annual Total Returns for periods ended December 31, 2008
	1 Year	5 Years	10 Years
Return before taxes	-23.48%	7.47%	4.49%
Return after taxes on distributions	-23.58%	7.20%	3.74%
Return after taxes on distributions and sale of Fund shares	-23.57%	7.17%	3.54%
S&P 500 Index¹	-36.92%	-2.19%	-1.38%
¹Reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.

Investment Adviser

Saturna Capital Corporation is the Trust's investment Adviser.

Portfolio Managers

Mr. Nicholas Kaiser, MBA, CFA, is president and controlling shareowner of Saturna Capital Corporation. Since 1990, Mr. Kaiser has been the person primarily responsible for the day-to-day management of the Trust's portfolios. Mr. Kaiser has managed equity mutual funds since 1976. Since 2008, Mr. Monem Salam, MBA, vice president and director of Islamic investing at Saturna Capital Corporation, has been the deputy portfolio manager for the Trust's portfolios. Mr. Salam has managed equity investment accounts since 1995.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application and a photocopy of a government issued identity document and a check for $250 or more ($100 under a group or retirement plan) payable to the Fund. The Fund does not accept initial orders unaccompanied by payment nor by telephone. The price applicable to purchases and redemptions of Fund shares is the price next computed after receipt of a purchase or redemption order by the Fund's transfer agent (Saturna Capital). There are no sales charges or loads. The Fund may reject purchases for any reason, such as excessive trading. In addition, anti-money laundering regulations limit acceptance of third-party checks and money orders.

Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, purchases can be made by check, by electronic funds transfer, or by wire. With prior authorization, purchase orders can be entered at www.amanafunds.com.

Shareowners may redeem all or part of their investment on any business day of the Fund. The Fund pays redemptions in U.S. dollars, and the amount per share received is the price next determined after receipt of a redemption request. The amount received depends on the value of the investments of the Income Fund on that day and may be more or less than the cost of the shares being redeemed.

Amana Income Fund	AMANX

There are several methods you may choose to redeem shares:

Written request

Write: Amana Mutual Funds
Box N
Bellingham, WA 98227-0596

Or Fax: 360/734-0755

You may redeem shares by a written request and choose one of the following options for the proceeds:

  Redemption check (no minimum).
  Federal funds wire ($5,000 minimum). A wire fee of $25 will be charged to your account ($35 for international wires). International wires may require additional information such as payee description and the purpose of the wire.

Note: Signatures on written requests, such as payments directed to a third party, may need to be guaranteed by a national bank, trust company or by a member of a national securities exchange. Neither Saturna Capital nor the Fund can guarantee the receipt of a redemption request nor will either be liable for any loss incurred because of any such failure.

Telephone request

Call: 888/732-6262 or 360/734-9900

Check writing

Shareowners may also redeem by writing checks for amounts of $500 or more. Upon request, the Fund will provide a small book of blank checks for a $10 fee, which may then be used to write checks to any payee. These checks are redeemed at the share price next determined after receipt by the transfer agent.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Finanical Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or investment adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

For more information on the Amana Income Fund or the other Amana funds, please contact:

Amana Mutual Funds Trust
1300 N. State St.
Bellingham, WA 98225
www.amanafunds.com
888/73-AMANA

Amana Growth Fund	AMAGX

Investment Objective

Long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that Amana Growth Fund shareowners may expect to pay. There are no shareowner fees (fees paid directly from an investment). The Fund imposes no sales charge (load) on purchases or reinvested dividends, or any deferred sales charge (load) upon redemption. There are no exchange fees or account fees. Also, there are no account fees charged to Saturna retirement plan accounts.

To discourage speculation and market timing, a 2% early redemption fee will be assessed on shares held less than 90 calendar days.

The following table illustrates operating expenses of the Growth Fund for the fiscal year ending May 31, 2009:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.89%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.31%
Earnings credits for custody fees further reduced operating expenses to 1.30%

Expenses Example

The example below is intended to help investors compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in the Fund for the time periods indicated and then redeems at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's cumulative expenses would be:

1 year	3 years	5 years	10 years
$138	$428	$739	$1,623

Portfolio Turnover Rate

The Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital, the Fund's investment adviser. SBS waives commissions on trades for the Fund and therefore the Fund pays no transaction costs. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests only in equity securities, including foreign securities. Investment decisions are made in accordance with Islamic principles. The Fund diversifies its investments across industries and companies, and generally follows a value investment style. The Growth Fund favors companies expected to grow earnings and stock prices faster than the economy.

Principal Risks of Investing in the Fund

The value of Growth Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

The smaller and less seasoned companies that may be in the Growth Fund have a greater risk of price volatility. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.

The Fund's restricted ability to invest in certain market sectors, such as financial companies and fixed-income securities, limits opportunities and may increase the risk of loss during economic downturns. Because Islamic principles preclude the use of interest-paying instruments, the Fund does not maximize current income because reserves remain in cash.

The Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the Adviser's judgment, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (5) changes in foreign

Amana Growth Fund	AMAGX

governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of assets.

Annual Total Return

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in Fund performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A Fund's past performance (before and after taxes) is not a guarantee of how a Fund will perform in the future.

(Bar chart graphic omitted)

99.72%	-14.48%	-14.75%	-25.17%	33.96%	23.04%	20.20%	15.41%	12.24%	-29.66%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter	Q4 1999	62.7%
Worst Quarter	Q3 2002	-18.7%
The year-to-date return as of the most recent calendar quarter (which ended June 30, 2009) was 9.44%.

Average Annual Total Returns for periods ended December 31, 2008
	1 Year	5 Years	10 Years
Return before taxes	-29.66%	6.15%	6.98%
Return after taxes on distributions	-29.72%	6.10%	6.87%
Return after taxes on distributions and sale of Fund shares	-29.72%	5.32%	6.12%
Russell 2000 Index¹	-33.71%	-0.89%	3.07%
¹Reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.

Investment Adviser

Saturna Capital Corporation is the Trust's investment Adviser.

Portfolio Managers

Mr. Nicholas Kaiser, MBA, CFA, is president and controlling shareowner of Saturna Capital Corporation. Since 1990, Mr. Kaiser has been the person primarily responsible for the day-to-day management of the Trust's portfolios. Mr. Kaiser has managed equity mutual funds since 1976. Since 2008, Mr. Monem Salam, MBA, vice president and director of Islamic investing at Saturna Capital Corporation, has been the deputy portfolio manager for the Trust's portfolios. Mr. Salam has managed equity investment accounts since 1995.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application and a photocopy of a government issued identity document and a check for $250 or more ($100 under a group or retirement plan) payable to the Fund. The Fund does not accept initial orders unaccompanied by payment nor by telephone. The price applicable to purchases and redemptions of Fund shares is the price next computed after receipt of a purchase or redemption order by the Fund's transfer agent (Saturna Capital). There are no sales charges or loads. The Fund may reject purchases for any reason, such as excessive trading. In addition, anti-money laundering regulations limit acceptance of third-party checks and money orders.

Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, purchases can be made by check, by electronic funds transfer, or by wire. With prior authorization, purchase orders can be entered at www.amanafunds.com.

Shareowners may redeem all or part of their investment on any business day of the Fund. The Fund pays redemptions in U.S.

Amana Growth Fund	AMAGX

dollars, and the amount per share received is the price next determined after receipt of a redemption request. The amount received depends on the value of the investments of the Growth Fund on that day and may be more or less than the cost of the shares being redeemed.

There are several methods you may choose to redeem shares:

Written request

Write: Amana Mutual Funds
Box N
Bellingham, WA 98227-0596

Or Fax: 360/734-0755

You may redeem shares by a written request and choose one of the following options for the proceeds:

  Redemption check (no minimum).
  Federal funds wire ($5,000 minimum). A wire fee of $25 will be charged to your account ($35 for international wires). International wires may require additional information such as payee description and the purpose of the wire.

Note: Signatures on written requests, such as payments directed to a third party, may need to be guaranteed by a national bank, trust company or by a member of a national securities exchange. Neither Saturna Capital nor the Fund can guarantee the receipt of a redemption request nor will either be liable for any loss incurred because of any such failure.

Telephone request

Call: 888/732-6262 or 360/734-9900

Check writing

Shareowners may also redeem by writing checks for amounts of $500 or more. Upon request, the Fund will provide a small book of blank checks for a $10 fee, which may then be used to write checks to any payee. These checks are redeemed at the share price next determined after receipt by the transfer agent.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Finanical Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or investment adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

For more information on the Amana Growth Fund or the other Amana funds, please contact:

Amana Mutual Funds Trust
1300 N. State St.
Bellingham, WA 98225
www.amanafunds.com
888/73-AMANA

Amana Developing World Fund	AMDWX

Investment Objective

Long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that Amana Developing World Fund shareowners may expect to pay. There are no shareowner fees (fees paid directly from an investment). The Fund imposes no sales charge (load) on purchases or reinvested dividends, or any deferred sales charge (load) upon redemption. There are no exchange fees or account fees. Also, there are no account fees charged to Saturna retirement plan accounts.

To discourage speculation and market timing, a 2% early redemption fee will be assessed on shares held less than 90 calendar days.

Because this is a new fund, the following table illustrates proforma operating expenses of the Developing World Fund for the fiscal year ending May 31, 2010.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Proforma
Management Fees	0.95%
Distribution (12b-1) Fees	0.25%
Other Expenses¹	0.17%
Total Annual Fund Operating Expenses	1.37%
¹Other expenses are based on estimated amounts for the Trust's current fiscal year

Expenses Example

The example below is intended to help investors compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in the Fund for the time periods indicated and then redeems at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's cumulative expenses would be:

1 year	3 years
$144	$447

Portfolio Turnover Rate

The Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital, the Fund's investment adviser. SBS waives commissions on trades for the Fund and therefore the Fund pays no transaction costs. The Fund began operations on September 28, 2009 (the date of this Prospectus) and consequently has not yet made any purchases or sold any securities, and therefore does not have a portfolio turnover rate to report. Future reports will show the Fund's portfolio turnover rate expressed as a percentage of the average value of its portfolio for the most recent fiscal year.

Principal Investment Strategies

The Developing World Fund only buys stocks of companies with significant exposure (50% or more of assets or revenues) to countries with developing economies and/or markets. Investment decisions are made in accordance with Islamic principles. The Fund diversifies its investments across the countries of the developing world, industries, and companies, and generally follows a value investment style.

In determining whether a country is part of the developing world, the Adviser will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capitalization as a percentage of gross domestic product, the overall regulatory environment, and limits on foreign ownership and restrictions on repatriation of initial capital or income.

Principal Risks of Investing in the Fund

The value of Developing World Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities and currency markets as well as the fortunes of the industries and companies in which the Fund invests.

The Fund involves risks not typically associated with investing in U.S. securities. These include fluctuations in currency exchange rates, currency devaluation, less public information about securities, less governmental market supervision, and lack of uniform financial, accounting, social, and political standards.

Foreign countries have risk of confiscatory taxation, seizure or nationalization of assets, establishment of exchange controls, adoption of government restrictions, or adverse political or social developments that affect investments. The risks of foreign investing are generally magnified in the smaller and

Amana Developing World Fund	AMDWX

more volatile securities markets of the developing world. By allowing investments in companies headquartered in more advanced economies yet having the majority of assets or revenues in the developing world, the Developing World Fund seeks to reduce its foreign investing risk.

The Fund's restricted ability to invest in certain market sectors, such as financial companies and fixed-income securities, limits opportunities and may increase the risk of loss during economic downturns. Because Islamic principles preclude the use of interest-paying instruments, the Fund does not maximize current income because reserves remain in cash.

Annual Total Return

The Amana Developing World Fund began operations on September 28, 2009 and consequently has no historical returns to report. Future reports will show how the Fund's average annual total returns for the required time periods compare with the Morgan Stanley Capital International (MSCI) Emerging Markets index.

A Fund's past performance (before and after taxes) is not a guarantee of how a Fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.

Investment Adviser

Saturna Capital Corporation is the Trust's investment Adviser.

Portfolio Managers

Mr. Nicholas Kaiser, MBA, CFA, is president and controlling shareowner of Saturna Capital Corporation. Since 1990, Mr. Kaiser has been the person primarily responsible for the day-to-day management of the Trust's portfolios. Mr. Kaiser has managed equity mutual funds since 1976. Since 2008, Mr. Monem Salam, MBA, vice president and director of Islamic investing at Saturna Capital Corporation, has been the deputy portfolio manager for the Trust's portfolios. Mr. Salam has managed equity investment accounts since 1995.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application and a photocopy of a government issued identity document and a check for $250 or more ($100 under a group or retirement plan) payable to the Fund. The Fund does not accept initial orders unaccompanied by payment nor by telephone. The price applicable to purchases and redemptions of Fund shares is the price next computed after receipt of a purchase or redemption order by the Fund's transfer agent (Saturna Capital). There are no sales charges or loads. The Fund may reject purchases for any reason, such as excessive trading. In addition, anti-money laundering regulations limit acceptance of third-party checks and money orders.

Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, purchases can be made by check, by electronic funds transfer, or by wire. With prior authorization, purchase orders can be entered at www.amanafunds.com.

Shareowners may redeem all or part of their investment on any business day of the Fund. The Fund pays redemptions in U.S. dollars, and the amount per share received is the price next determined after receipt of a redemption request. The amount received depends on the value of the investments of the Developing World Fund on that day and may be more or less than the cost of the shares being redeemed.

There are several methods you may choose to redeem shares:

Written request

Write: Amana Mutual Funds
Box N
Bellingham, WA 98227-0596

Or Fax: 360/734-0755

You may redeem shares by a written request and choose one of the following options for the proceeds:

  Redemption check (no minimum).
  Federal funds wire ($5,000 minimum). A wire fee of $25 will be charged to your account ($35 for international wires). International wires may require additional information such as payee description and the purpose of the wire.

Note: Signatures on written requests, such as payments directed to a third party, may need to be guaranteed by a national bank, trust company or by a member of a national securities exchange. Neither Saturna Capital nor the Fund can guarantee the receipt of a redemption request nor will either be liable for any loss incurred because of any such failure.

Telephone request

Call: 888/732-6262 or 360/734-9900

Amana Developing World Fund	AMDWX

Check writing

Shareowners may also redeem by writing checks for amounts of $500 or more. Upon request, the Fund will provide a small book of blank checks for a $10 fee, which may then be used to write checks to any payee. These checks are redeemed at the share price next determined after receipt by the transfer agent.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Finanical Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or investment adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

For more information on the Amana Developing World Fund or the other Amana funds, please contact:

Amana Mutual Funds Trust
1300 N. State St.
Bellingham, WA 98225
www.amanafunds.com
888/73-AMANA

Investment Objectives

The primary objective of the Growth Fund and the Developing World Fund is long-term capital growth, consistent with Islamic principles. The objectives of the Income Fund are current income and preservation of capital, consistent with Islamic principles; current income is its primary objective.

There can be no guarantee that the particular investment objectives of a fund will be realized.

Investment Strategies

Amana Mutual Funds Trust is designed to provide investment alternatives that are consistent with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. Some of the businesses not permitted are liquor, wine, casinos, pornography, insurance, gambling, pork processing, and interest-based banks or finance associations.

The Funds do not make any investments that pay interest. In accordance with Islamic principles, the Funds shall not purchase bonds, debentures, or other interest-paying obligations of indebtedness. Islamic principles discourage speculation, and the Funds tend to hold investments for several years.

These criteria limit investment selection and income-earning opportunities more than is customary for mutual funds.

The Adviser, Saturna Capital Corporation, selects investments. To ensure that investments meet the requirements of the Islamic faith, the Adviser follows guidelines established by the Fiqh Council of North America, a non-profit organization serving the Muslim community. The Adviser retains Islamic scholars to consult on investment policies.

The policy of the Income Fund is to invest at least 80% of its assets in income-producing equity securities, primarily dividend-paying common stocks.

It is the policy of the Growth Fund and the Developing World Fund to invest at least 80% of assets in common stocks. The Adviser selects investments primarily on past earnings and revenue growth rates, and the expectation of increases in earnings and share price.

The Amana Funds favor companies trading for less than the Adviser's assessment of intrinsic value, which typically means companies with relatively low price/earning multiples, strong balance sheets and proven businesses. The Developing World Fund may invest in equity securities of any company, regardless of where it is based, if the Adviser determines that a significant portion of the company's assets or revenues (generally 50% or more) is attributable to developing countries. The Income and Growth Funds may invest to a lesser extent in foreign securities.

The Adviser maintains a list of countries in which the Developing World Fund may invest. The list, which changes over time, currently includes: Argentina, Bahrain, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Hungary, India, Indonesia, Jordan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, Qatar, Russia, South Africa, Thailand, Turkey, United Arab Emirates, and Ukraine.

The Funds seek to minimize potential current income taxes paid by shareowners, where the basic strategies to be favored are (1) infrequent trading, (2) offseting capital gains with losses and (3) selling highest-cost tax-lots first.

During uncertain market or economic conditions, a Fund may adopt a temporary defensive position. The Funds cannot invest in interest-paying instruments frequently used by other mutual funds for this purpose. When markets are unattractive, the Adviser chooses between continuing to follow the Funds' investment policy or converting securities to cash for temporary, defensive purposes. This choice is based on the Adviser's evaluation of market conditions and the Funds' portfolio holdings. While cash assets do not contribute to the Income Fund's primary objective of current income, they do assist its secondary objective of preservation of capital. Cash assets may contribute to the Growth or Developing World Funds' objectives of long-term capital growth by preventing capital losses during periods of market decline.

Risks

Investing in securities entails both market risks and risk of price variation in individual securities. Common stock investments involve greater risk, and commensurately greater opportunity for reward, than other investments such as short-term bonds and money market instruments. The Developing World Fund is especially susceptible to sharp declines in value.

Islamic principles restrict the Funds' ability to invest in certain stocks and market sectors, such as financial companies and fixed-income securities. This may limit opportunities and possibly increase the risk of loss during market declines.

By diversifying its investments, each Fund reduces the risk of owning only a few securities. The Growth Fund typically invests in smaller and less seasoned companies than the Income Fund, which may lead to greater variability in Growth Fund's returns. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken. The Growth Fund and Developing World Fund are suitable for investors seeking higher returns and willing to accept greater fluctuations in value (risk) than Income Fund investors.

Although all securities in the Amana Funds may be adversely affected by currency fluctuations, including devaluation, or global economic, political, or social instability, securities issued by entities based outside the United States, particularly in countries with developing economies and/or markets that are the focus of the Developing World Fund, may be affected to a greater extent.

Foreign countries can involve higher risks of confiscatory

taxation, seizure or nationalization of assets, establishment of exchange controls, less public information about securities and less governmental market supervision, adoption of government restrictions, or adverse political or social developments that affect investments.

Investing in countries of the developing world may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Investment Adviser

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is the Trust's investment Adviser and administrator. The Adviser's wholly-owned subsidiary, Saturna Brokerage Services, Inc., is the Trust's distributor. Founded in 1989, Saturna Capital Corporation has approximately $2 billion in assets under management. It is also the adviser to Saturna Investment Trust and to separately managed accounts. Each Amana fund pays an advisory fee of 0.95% on the first $500 million of a fund's average daily net assets, 0.85% on the next $500 million, 0.75% on the next $500 million, and 0.65% on assets over $1.5 billion. A discussion regarding the basis for the board of trustees renewing the advisory contracts is available in the Trust's Semi-Annual Report published every January.

Mr. Nicholas Kaiser, MBA, CFA, is president and controlling shareowner of Saturna Capital Corporation. Since 1990, Mr. Kaiser has been the person primarily responsible for the day-to-day management of the Trust's portfolios. Mr. Kaiser has managed equity mutual funds since 1976. Since 2008, Mr. Monem Salam, MBA, vice president and director of Islamic investing at Saturna Capital Corporation, has been the deputy portfolio manager for the Trust's portfolios. Mr. Salam has managed equity investment accounts since 1995. See the Statement of Additional Information for a discussion of their compensation, other accounts managed and ownership of Amana Funds.

Investment Information

Shareowners receive an Amana Mutual Funds Trust financial report showing the investment returns, portfolios, income and expenses of each Fund every six months. The audited financial statements of each Fund for the year ending May 31, 2009, included in the Trust's Annual Report, is available upon request. Investors may obtain current share prices daily on financial information websites, by calling 888/73-AMANA, on electronic quotation systems (symbols: AMANX [Income Fund], AMAGX [Growth Fund], and AMDWX [Developing World Fund]), and at www.amanafunds.com. This prospectus, financial reports, performance information, proxy voting records, and other useful information is also available at www.amanafunds.com. Portfolio holdings are provided each month-end online (see the Statement of Additional Information for a description of portfolio disclosure policies).

Capital Stock

Each Fund of Amana Mutual Funds Trust is divided into shares of beneficial interest. The shares of each Fund of the Trust have equal voting rights. All dividends and distributions for each Fund shall be distributed to shareowners in proportion to the number of shares owned. All shares are fully paid, non-assessable, transferable and with rights of redemption, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such purposes as electing or removing Trustees, changing fundamental policies, or voting on approval of an advisory contract. On issues relating solely to a single Fund, only the shareowners of that Fund are entitled to vote.

The Trust is organized as a "series" investment company. Each Fund is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the Adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses and liabilities. Each Fund conducts separate voting on issues relating solely to that Fund, except as required by the Investment Company Act.

Pricing of Fund Shares

Each Fund computes its price per share each business day by dividing the value of all of its securities and other assets, less liabilities, by the number of shares outstanding. The Funds compute their daily prices using market prices as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) when available. The Funds' shares are not priced on the days when New York Stock Exchange trading is closed (weekends and national holidays). The price applicable to a purchase or redemption of shares of each Fund is the price next computed after receipt of the purchase or redemption order. If a market price is not readily available, a fair value price is used under procedures adopted by the Trustees. Using fair value to price a security may result in a value that is different from the security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Foreign markets generally close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close of a foreign market and before the determination of the Funds' share prices may have a material effect on some or all of the Funds' foreign securities. To account for this, the Funds use evaluations provided by an independent pricing service for the Fund's foreign securities. Such evaluations are based on the foreign securities' most recent closing market prices as of 4 p.m. Eastern time and correlations with broad market indices, sector indices, equity index futures contracts, American Depository Receipts, and other factors. Additional information about valuation of portfolio securities of the Funds, including foreign securities is contained in the Funds' Statement of Additional Information (SAI).

Purchase and Sale of Fund Shares

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. For most accounts, we will ask for a photocopy of your driver's license or other identifying documents.

Shareowners may authorize the use of electronic funds transfer (via the Automated Clearing House system ["ACH"]) to purchase or redeem shares by completing the appropriate section of the application. The authorization must be received at least two weeks before ACH can be used. To use ACH to purchase or redeem shares, simply call 888/73-AMANA (888/732-6262). Investors may also wire money to purchase shares, though the wiring bank typically charges a fee for this service. Please notify Saturna Capital when you are wiring money.

Each time shares are purchased or redeemed, a confirmation is mailed and/or emailed showing the details of the transaction as well as the current number and value of shares held. Share balances are computed in full and fractional shares, expressed to three decimal places.

The Funds offer several optional plans and services, including free Individual Retirement Accounts. Other free services offered by the Fund include an automatic investment plan, a systematic withdrawal plan, internet access to account information, Health Savings Accounts, Education Savings Accounts, zakah (Islamic charitable obligation) computation, and the right to exchange your shares without charge for any other mutual fund for which Saturna Capital is the Adviser (an exchange is a sale of one fund and a purchase of another for tax purposes). Free materials describing these plans and applications may be obtained from Saturna Capital by visiting www.amanafunds.com or by calling toll free 888/73-AMANA.

The Funds normally pay proceeds of redemptions within three days after a proper instruction is received. To allow time for clearing of funds used to purchase shares being redeemed, redemption of new investments may be restricted for up to 14 calendar days.

If requested, there will be a $25 fee for redemption checks sent via overnight courier service.

Unless the Funds are notified in advance that you do not want telephone request privileges, you may redeem shares by a telephone request and choose one of the following options for the proceeds:

  Redemption check (no minimum) sent to registered owner(s). Note: Redemption checks sent to other than registered owners may require a written request.
  ACH transfer ($100 minimum) with proceeds transferred to your bank account as designated by the ACH authorization on your application. The transfer agent must receive the ACH authorization at least two weeks before ACH transfer can be used.
  Exchange (in at least the minimum established by the Fund being purchased) for shares of any other fund for which Saturna Capital is the Adviser. If the exchange is your initial investment into a Fund, the new account will automatically have the same registration as your original account.

For telephone requests, the Funds will endeavor to confirm that instructions are genuine. The caller must provide:

  the name of the person making the request,
  the name and address of the registered owner(s),
  the account number,
  the amount to be withdrawn, and
  the method for payment of the proceeds.

As the transfer agent, Saturna may also require a form of personal identification. Neither the transfer agent nor the Fund will be responsible for the results of transactions they reasonably believe genuine.

Distributions

Each Fund intends to distribute its net investment income and net realized capital gains, if any, to its shareowners. Distributions from net capital gains are paid at the end of December and May; income dividends are paid in December and May for the Income Fund and in December for the Growth Fund and Developing World Fund. As a result of their investment strategies, the Growth Fund and Developing World Fund do not expect to pay income dividends.

Both dividends and capital gain distributions are automatically reinvested in additional full and fractional shares of the Fund owned. At your option, you may receive dividends or capital gain distributions in cash. Cash dividends returned to us are automatically reinvested in additional shares of the distributing Fund. You are notified of each dividend and capital gain distribution when paid.

Tax Information

Distributions may be subject to income tax, whether they are paid in cash or reinvested in additional Fund shares, depending on the type of distribution, the type of your account, and your city, state, and country of tax residence. Income dividends paid by the Funds are normally eligible for the "qualified dividend income" tax rate.

Any redemption, including exchanges and checks written by shareowners, constitutes a sale for U.S. income tax purposes, and investors may realize a capital gain or loss on redemptions.

After the end of each calendar year, shareowners receive a complete annual statement, which should be retained for tax accounting.

Saturna Capital keeps each account's entire investment transaction history, and helps shareowners maintain the tax records needed to determine reportable capital gains and losses as well as dividend income.

Each January, the Funds' transfer agent reports to each shareowner (consolidated by U.S. taxpayer identification number) and to the IRS the amount of each redemption transaction of the shareowner and the amount of dividends and capital gains distributions he or she received, for the preceding calendar year. Capital gains a Fund distributes may be taxed at different rates, depending on the length of time the Fund held its investments on which the gains were realized.

To avoid being subject to federal backup withholding tax on dividends and other distributions, you must furnish your correct Social Security or other tax payer identification number when you open an account.

Shareowners who are not U.S. taxpayers may be subject to a foreign withholding tax on income dividends (other than "interest-related dividends" and "short-term capital gain dividends"). Capital gain distributions paid by the Funds generally are not subject to foreign withholding.

Frequent Trading Policy

The Funds are intended for long-term investment and do not permit rapid trading. They have adopted a Frequent Trading Policy that attempts to identify and limit rapid trading. Rapid trading may lead to higher portfolio turnover, which may negatively affect performance or increase costs, thereby adversely affecting other shareowners.

The Funds monitor trading in Fund shares in an effort to identify trading patterns that appear to indicate frequent purchases and redemptions that might violate the Frequent Trading Policy. If a Fund, the transfer agent, or a Fund's manager, based on information available to it, believes that it has identified a pattern of such trading (whether directly, through the Fund, indirectly through an intermediary, or otherwise), it may, in its sole discretion, temporarily or permanently bar future purchases of shares of the Fund (or any other fund managed by the Adviser) by the account holder, or any accounts under common control (such as those advised by an investment manager or any other type of adviser or asset allocator).

In making such a judgment, factors considered may include the size of the trades, the frequency and pattern of trades, the methods used to communicate orders, and other factors considered relevant.

Although this process involves judgments that are inherently subjective, the Funds seek to make decisions that are consistent with the interests of the Funds' shareowners. The Funds reserve the right to refuse or revoke any purchase order for any reason the Fund, the transfer agent or a Fund's manager believes to be contrary to the Frequent Trading Policy.

Shares held less than 90 calendar days will be assessed a 2% early redemption fee (payable to the Fund).

The Funds often receive orders through financial intermediaries who trade Fund shares through omnibus accounts (i.e., a single account in which the transactions of individual shareowners are combined). When possible, the Funds obtain contractual agreements with intermediaries to enforce the Funds' redemption policies, and rely on intermediaries to have reasonable procedures in place to detect and prevent market timing of Fund shares. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts. Some intermediaries trade shares of several funds and cannot always enforce a particular fund's policies.

If you purchase shares through an intermediary, the transfer agent may not have your account information. If so, you must contact your intermediary to perform Fund transactions. Investors should be aware that intermediaries might have policies different than the Funds' policies regarding trading and redemptions, and these may be in addition to or in place of the Funds' policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator or other intermediary.

Exemptions

The Funds may exempt certain transactions from the 2% redemption fee. These exemptions include:

  Emergency situations (such as death or disability)
  Retirement plan situations (such as required minimum distributions)
  Reinvestment of dividends or distributions
  Involuntary distributions (such as those required by employer decisions such as termination or plan restructuring)
  Systematic withdrawal plans

The Funds' Statement of Additional Information contains further details including a list of exemptions.

Distribution Plan

Each Fund has a distribution plan under Rule 12b-1 that allows it to pay distribution and other fees for the sale of shares and services provided to shareowners. Under the plans, each Fund may pay up to 0.25% annually of its average daily net assets. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Financial Highlights

These tables are to help you understand each Fund's financial performance. The top section reflects financial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and other distributions and without regard to income taxes.

Amana Income Fund	For year ended May 31,
Selected data per share of outstanding capital stock throughout each year:	2009	2008	2007	2006	2005
Net asset value at beginning of year	X.XX	X.XX	X.XX	X.XX	X.XX
Income from investment operations
Net investment income	X.XX	X.XX	X.XX	X.XX	X.XX
Net gains (losses) on securities (both realized and unrealized)	X.XX	X.XX	X.XX	X.XX	X.XX
Total from investment operations	X.XX	X.XX	X.XX	X.XX	X.XX
Less distributions
Dividends (from net investment income)	X.XX	X.XX	X.XX	X.XX	X.XX
Distributions (from capital gains)	X.XX	X.XX	X.XX	X.XX	X.XX
Total distributions	X.XX	X.XX	X.XX	X.XX	X.XX
Paid-in capital from early redemption fees	X.XX	X.XX	X.XX	X.XX	X.XX

Net asset value at end of year	X.XX	X.XX	X.XX	X.XX	X.XX

Total Return	X.XX	X.XX	X.XX	X.XX	X.XX

Ratios / supplemental data
Net assets ($000), end of year	X.XX	X.XX	X.XX	X.XX	X.XX
Ratio of expenses to average net assets
Before custodian fee credits	X.XX	X.XX	X.XX	X.XX	X.XX
After custodian fee credits	X.XX	X.XX	X.XX	X.XX	X.XX
Ratio of net investment income after custodian fee credits to average net assets	X.XX	X.XX	X.XX	X.XX	X.XX
Portfolio turnover rate	X.XX	X.XX	X.XX	X.XX	X.XX
¹Calculated using average shares outstanding	²Amount is less than $0.01

Amana Growth Fund	For the year ended May 31,
Selected data per share of outstanding capital stock throughout each year:	2009	2008	2007	2006	2005
Net asset value at beginning of year	X.XX	X.XX	X.XX	X.XX	X.XX
Income from investment operations
Net investment income	X.XX	X.XX	X.XX	X.XX	X.XX
Net gains (losses) on securities (both realized and unrealized)	X.XX	X.XX	X.XX	X.XX	X.XX
Total from investment operations	X.XX	X.XX	X.XX	X.XX	X.XX
Less distributions
Dividends (from net investment income)	X.XX	X.XX	X.XX	X.XX	X.XX
Distributions (from capital gains)	X.XX	X.XX	X.XX	X.XX	X.XX
Total distributions	X.XX	X.XX	X.XX	X.XX	X.XX
Paid-in capital from early redemption fees	X.XX	X.XX	X.XX	X.XX	X.XX

Net asset value at end of year	X.XX	X.XX	X.XX	X.XX	X.XX

Total return	X.XX	X.XX	X.XX	X.XX	X.XX

Ratios / supplemental data
Net assets ($000), end of year	X.XX	X.XX	X.XX	X.XX	X.XX
Ratio of expenses to average net assets
Before custodian fee credits	X.XX	X.XX	X.XX	X.XX	X.XX
After custodian fee credits	X.XX	X.XX	X.XX	X.XX	X.XX
Ratio of net investment income (loss) after custodian fee credits to average net assets	X.XX	X.XX	X.XX	X.XX	X.XX
Portfolio turnover rate	X.XX	X.XX	X.XX	X.XX	X.XX
¹Calculated using average shares outstanding	²Amount is less than $0.01

Amana Developing World Fund

Information for the Developing World Fund, which began operations September 28, 2009 (the date of this Prospectus), is not yet available.

Amana Mutual Funds Trust Investment Application	For assistance, please call: (888) 73-AMANA or (360) 594-9900 Fax: (360) 734-0755	(Graphic omitted)

Account Type and Name (select only one, except for Joint Ownership)

[ ] Individual			Citizenship
[] U.S. Citizen [] U.S. Resident Alien [] Non-Resident Alien Country of Residence:
First Name	M.I.	Last Name

Social Security Number	IRS Tax ID (ITIN - Please include photocopy)	Date of Birth (MM/DD/YYYY)

[ ] Joint Owner			Citizenship
[] U.S. Citizen [] U.S. Resident Alien [] Non-Resident Alien Country of Residence:
First Name	M.I.	Last Name

Social Security Number	IRS Tax ID (ITIN - Please include photocopy)	Date of Birth (MM/DD/YYYY)

[ ] Gift To Minor			under the		Uniform Transfer To Minor's Act
State
Custodian's First Name	M.I.	Last Name

Custodian's Social Security Number	IRS Tax ID (ITIN - Please include photocopy)	Custodian's Date of Birth (MM/DD/YYYY)

Minor's First Name	M.I.	Last Name	Relationship

Minor's Social Security Number	IRS Tax ID (ITIN - Please include photocopy)	Minor's Date of Birth (MM/DD/YYYY)

[ ] Other

Indicate name of corporation, organization or fiduciary capacity. If a trust, include name(s) of trustees and date of trust instruments (corporate resolution a/d.or trust documents).

Tax ID Number	Date of Trust (MM/DD/YYYY)

Persons authorized to transact business for the above entity.

Residence Address

Street		Apt., Suite, Etc.

City	State	Zip
Telephone:

Daytime	Home	Other

Investment Selection (Minimum $250 per Fund; please write separate checks payable to each Fund selected.)

[ ] Amana Income Fund for $ ___________ [ ] Amana Growth Fund for $___________ [ ] Amana Developing World Fund for $ ___________

Be sure to fill out and sign the reverse side of this application.

Internet Services

Please send transaction confirmations and shareowner reports to me via email:
[ ] Instead of paper mailings (save paper & postage) [ ] In addition to paper mailings

Email

Please contact Saturna to establish a PIN for internet access to your account.

Telephone Redemption Privileges
You automatically have telephone redemption by check and telephone exchange privileges unless you strike this line. (Procedures may include requiring a form of personal identification. The Fund also provides written confirmation of transactions.)

ACH Telephone Transfer Privilege Please attach a voided check.
[ ] To transfer funds by ACH at no charge to or from my (our) bank account, I (we) authorize electronic fund transfers through the Automated Clearing House (ACH) for my (our) designated US bank account.

Automatic Investment Plan Please attach a voided check.
Invest $ ______ into [ ] Income Fund and/or $ ______ into [ ] Growth Fund and/or $ ______ into [ ] Developing World Fund on the ____ day of each month (the 15th unless another date is chosen) by ACH transfer from my (our) US bank account. This plan may be canceled at any time.

Check Writing Privilege ($500 per check minimum)
($10 charge per checkbook, $25 charge per checkbook outside the US)

I (We) request the Custodian to honor checks drawn by me (us) on my (our) [ ] Income Fund and/or [ ] Growth Fund and/or [ ] Developing World Fund account subject to acceptance by the Trust, with payment to be made by redeeming sufficient shares in my (our) account. None of the custodian bank, Saturna Capital Corporation nor Amana Mutual Funds Trust shall incur any liability to me (us) for honoring such checks, for redeeming shares to pay such checks, or for returning checks which are not accepted. Although you may use checks sent to you by the Funds for any payment, for legal reasons we cannot honor any other kind check. If you use any other type of check, it will be returned unpaid.

[ ] Single Signature Authority (for checkbook only) -- Joint Accounts Only: (Checks for joint accounts require both signatures unless this box is marked to authorize checks with a single signature.) By our signatures below, we agree to permit check redemptions upon the single signature of a joint owner. The signature of one joint owner is on behalf of himself and as attorney in fact on behalf of each other joint owner by appointment. We hereby agree with each other, with the Trust and with Saturna Capital Corporation that all moneys now or hereafter invested in our account are and shall be owned as Joint Tenants with Right of Survivorship, and not as Tenants in Common.

Identification Please attach clear photocopy.

(Graphic omitted)

Driver's License Number of Individual Account Owner (or Custodian/Authorized Person)	State of Issuance

(You may also establish identity with a copy of passport or other government document)

Driver's License Number of Joint Account Owner	State of Issuance

(You may also establish identity with a copy of passport or other government document)

Signatures

The undersigned warrant(s) that I (we) have full authority to make this Application, am (are) of legal age, and have received and read a current Prospectus and agree to be bound by its terms. Unless this sentence is struck, I (we) certify, under penalties of perjury, that I (we) am (are) not subject to backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code. This application is not effective until it is received and accepted by the Trust.

(Graphic omitted)

____________________________ Signature of Individual (or Custodian)	_________________ Date
____________________________ Signature of Joint Owner(if any)	_________________ Date

Return completed application to: Saturna Capital / Amana Mutual Funds
P.O. Box N
Bellingham, WA 98227-0596

Please save this Quick Guide

AMANA MUTUAL FUNDS TRUST

Accounts

Open your account by sending a completed Application and photocopy of identification documentation to the Trust, indicating your Fund selection(s). For convenience, you may have your account consolidated with others of your household or other group. We will appoint a representative, responsible to you for all questions on your account(s). Extra forms will be sent for certain accounts, such as IRAs.

Investments

Initial investments are at least $250, and are to be accompanied by an Application. Additional investments may be made for $25 or more at any time. There are no sales commissions or other charges. Purchases can be made online at www.amanafunds.com.

Redemptions

You may sell your shares at any time. As with purchases, you may choose from several methods including telephone, written instructions, and checkwriting. You will be paid the market price for your shares on the day we receive your instructions. Shares held less than 90 calendar days are assessed a 2% early redemption fee. If we receive your redemption request by 1 p.m. Pacific time, proceeds from redemptions are normally mailed to you the same day. You may exchange shares from one fund to the other without charge. Redemption of new investments may be restricted for up to 14 calendar days to allow for bank clearing. Frequent trading is not allowed.

Statements

On the date of each transaction, you are mailed a confirmation, showing the details of the transaction and your account balance. At year-end and at selected points during the year we mail a statement showing all transactions for the period. Monthly consolidated statements are available upon request. Account histories are available online at www.amanafunds.com.

Dividends and Prices

The Income Fund pays dividends twice annually, at the end of May and December. The Growth Fund and Developing World Fund pay dividends, if any, at the end of December. Most shareowners reinvest all dividends in additional shares. Fund prices are carried in major newspapers and quoted on electronic systems (symbols AMANX, AMAGX and AMDWX), available by calling 888/73-AMANA (888/732-6262), and accessible online at www.amanafunds.com.

For More Information

Please consult the applicable pages of this Prospectus for additional details on Amana Mutual Funds Trust and the services to its shareowners. You may also call 800/SATURNA (800/728-8762) with any questions, and visit Saturna Capital online: www.saturna.com.

Additional information about each Fund's investments and operations is available in the Trust's annual and semi-annual shareowner reports. The Trust's annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. A Statement of Additional Information (SAI) contains more details, and is incorporated in this Prospectus by reference.

To obtain free copies of these documents and other information, and to make shareowner inquiries, please contact us at:

Saturna Capital (logo omitted)
1300 North State Street
Bellingham, WA 98225-4730
800/SATURNA
www.saturna.com

Amana Mutual Funds Trust (logo omitted)
1-888-73-AMANA
www.amanafunds.com

Copies of the Statement of Additional Information and the annual and semi-annual reports are also available on our website, www.amanafunds.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 202/942-8090 for information). Reports and other information about the Trust are also available on the SEC's EDGAR database (www.sec.gov) and copies may be obtained, upon payment of a duplicating fee, by e-mail request to publicinfo@sec.gov or writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

Amana's Investment Company Act file number is 811-04276.

PART B

STATEMENT OF ADDITIONAL INFORMATION

Amana Mutual Funds Trust

(logo omitted)

Income Fund AMANX	Growth Fund AMAGX	Developing World Fund AMDWX

Statement of Additional Information

September 28, 2009

1300 N. State Street
Bellingham, Washington 98225

360/594-9900
888/73-AMANA

This Statement of Additional Information is not a Prospectus. It provides additional information concerning the Trust, the Income Fund, the Growth Fund and the Developing World Fund that is not included in the Prospectus. It should be read in conjunction with the Prospectus. You may obtain a Prospectus dated September 28, 2009 and shareowner Annual and Semi-Annual reports without charge by writing to the address shown above, calling toll-free to the number shown above, and at www.amanafunds.com.

TABLE OF CONTENTS:

Trust History	3
Fund Descriptions, Investments and Risks	3
Management of the Trust	5
Principal Holders of Securities	8
Investment Advisory and Other Services	9
Brokerage Allocation	12
Capital Stock	12
Purchase, Redemption and Pricing of Shares	12
Taxation of the Trust	14
Underwriters	14
Financial Statements	15

2	Amana Mutual Funds Trust: Statement of Additional Information	September 28, 2009

TRUST HISTORY

Amana Mutual Funds Trust (the "Trust") was organized as an Indiana Business Trust on July 26, 1984. The Income Fund commenced operations on June 23, 1986. The Growth Fund began operations on February 3, 1994. The Developing World Fund began operations on September 28, 2009.

FUND DESCRIPTIONS, INVESTMENTS AND RISKS

Classification
Amana Mutual Funds Trust is designed to meet the needs of various investors, and the particular needs of Muslims, by investing in accordance with Islamic principles. The Trust is open to any investor.

The Trust is technically known as an "open-end diversified management investment company." It is a "series trust" that presently offers three separate funds for investors: Income Fund, Growth Fund, and Developing World Fund.

Investment Strategies and Risks
The Prospectus describes the investment strategies and risks of those strategies.

Fund Policies
The objectives of the Income Fund are current income and preservation of capital, consistent with Islamic principles; current income is its primary objective. The primary objective of the Growth Fund is long-term capital growth, consistent with Islamic principles. The primary objective of the Developing World Fund is long-term capital growth, consistent with Islamic principles. In accordance with Islamic principles ("sharia"), the Funds shall not make any investments that pay interest. The investment objective(s) of a Fund are fundamental, and cannot be changed without approval by vote of a majority of the outstanding shares of the Fund.

The Funds pursue these investment objectives by purchasing equity securities. While the Funds may purchase preferred stocks and engage in covered option writing, they currently do not do so.

The Funds may use short-term income producing investments to the extent the Board of Trustees and Saturna's sharia consultants agree that those investments are consistent with Islamic principles. Short-term investments are securities that mature or have a remaining maturity of twelve months or less from the date of purchase. Most ordinary mutual funds use a variety of interest-paying investments for short-term needs. Because the Funds may not receive interest from their investments, the Funds cannot use them. A limited amount of Islamic short-term opportunities that do not pay interest are available. The Funds may invest in them when such opportunities are suitable for the Funds.

In accordance with Islamic principles, the Funds shall not purchase bonds, debentures, or other interest-paying obligations of indebtedness. The Funds may not make loans, lend portfolio securities, make short sales, borrow money, or purchase or sell options, except that they may sell covered call options and purchase call options for the purpose of terminating call options previously sold. These restrictions are fundamental policies and may not be changed without prior approval by vote of a majority of the outstanding shares of a Fund.

The Adviser selects investments in companies that to its knowledge do not violate the requirements of the Islamic faith at the time of investment. To insure that investments meet the requirements of the Islamic faith, the Adviser follows guidelines established by the Fiqh Council of North America (FCNA), a non-profit organization serving the Muslim community. The following "non-fundamental" policies were established by the Trustees, and may be changed by them as allowed by law:

(i) Each Fund has the power to use covered call options, as a method to increase the income received from common and preferred stocks owned by that Fund. The Funds may sell (write) covered call options and purchase call options to close out call options previously written. The Trustees have currently, by policy, suspended the use of call options.

(ii) Income Fund and Growth Fund have authority to invest up to 10% of their respective assets in foreign securities not traded publicly in the U.S. Developing World Fund has authority to invest all its assets in foreign securities not traded publicly in the U.S.

(iii) The Funds shall not purchase

securities on margin;
"restricted securities" (those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable); or
oil, gas or other mineral exploration leases and programs.

In addition, the Funds shall not

purchase real estate;
purchase real estate limited partnerships (excepting master limited partnerships that are publicly traded on a national security exchange or Nasdaq's National Market System);
purchase commodities or commodity contracts;
borrow, lend, or issue senior securities;
act as a securities underwriter;
purchase securities of any issuer in excess of 5% of

September 28, 2009	Amana Mutual Funds Trust: Statement of Additional Information	3

the value of a Fund; or
purchase more than 10% of the outstanding voting securities of any issuer or concentrate their investments in a single industry beyond 25% of the total value of a Fund.

Also,

no Fund shall purchase or retain securities of any issuer if the officers or trustees of the Trust or its Adviser owning beneficially more than one half of one percent of the securities of an issuer together own beneficially more than five percent of the securities of that issuer;
no Fund shall invest in the securities of other investment companies, except by purchase in the open market where no commission or profit results from the purchase other than the customary broker's commission or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition; and
no Fund shall invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

(iv) The Funds' investments in warrants, valued at the lower of cost or market, shall not exceed 5% of the value of a Fund's net assets. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

(v) The Trustees have also instructed that investments not be made in preferred stocks.

(vi) The Trustees have also instructed that the Funds should favor no-debt and low-debt companies.

Temporary Defensive Position
The Funds may use short-term income producing investments to the extent the Board of Trustees and Saturna's sharia consultants agree that those investments are consistent with Islamic principles. Short-term investments that meet Islamic and mutual fund requirements are currently limited in the United States. Accordingly, assets are primarily held in cash at the custodian when the Adviser implements a defensive position.

Portfolio Turnover
The Trust places no formal restrictions on portfolio turnover and will buy or sell investments according to the Adviser's appraisal of the factors affecting the market and the economy. Excessive portfolio turnover may be considered as gambling by Islamic investors. The portfolio turnover rates for the Income Fund for the fiscal years ended May 31, 2009 and May 31, 2008, was 6% and 2%, respectively. The turnover rates for the Growth Fund for the fiscal years ended May 31, 2009 and May 31, 2008, was 6% and 7%, respectively.

The Trustees have adopted a policy that seeks to minimize potential current income taxes paid by shareowners, which includes: (1) infrequent trading, (2) offsetting capital gains with losses and (3) selling highest-cost tax-lots first.

Disclosure of Portfolio Holdings
The Funds publish their portfolio holdings at www.amanafunds.com after each month-end. They publish annual and semi-annual reports containing portfolio holdings. They file periodic reports with the SEC containing portfolio holdings, which may be published online. They may provide dealers, financial services and reporters with month-end portfolio holdings. The Funds do not disclose mid-month portfolio holdings. Neither the Adviser, the Funds, nor any affiliated party shall receive any compensation or consideration in connection with the disclosure of portfolio holdings. Information about open trades, strategies, and investment programs is proprietary information of the Adviser and kept confidential.

In view of these Fund policies, it is unlikely that a conflict of interest between the interests of the Funds, the Adviser or any affiliated person of the Funds or the Adviser may arise. However, should the President of the Adviser become aware that a potential conflict of interest may exist in connection with portfolio disclosures, he will promptly consult with the Chairman of the Funds' Board of Trustees with regard to action to be taken. For further information about conflicts of interest, see the "Portfolio Manager" section beginning on page 9.

4	Amana Mutual Funds Trust: Statement of Additional Information	September 28, 2009

MANAGEMENT OF THE TRUST

Board of Trustees
A Board of eight Trustees oversees the Trust: Nicholas Kaiser, Talat M. Othman, Iqbal Unus, Abdul Wahab, Abid Malik, Miles Davis, Herbert Grubel, and Salim Manzar. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers, determine the amount of any dividend or capital gain distribution and serve on committees of the Trust. Trustees serve for the lifetime of the Trust or until death, resignation, removal, or non re-election by the shareowners. The Trustees annually appoint officers for one-year terms.

Management Information
Starting with the Independent Trustees, the Trustees and officers are listed in the following table.

Name, Address, and Age	Position(s) Held with Trust & Number of Saturna Fund Portfolios Overseen	Principal Occupation(s) during past 5 years, including Directorships	Dollar Range of Securities in the Funds of the Trust at Dec. 31, 2008	Dollar Range of Equity Securities in all Saturna Funds at Dec. 31, 2008	Other Directorships held by Trustee
INDEPENDENT TRUSTEES
Talat M. Othman 1300 North Shore Dr. Suite 7D Chicago, IL 60610 Age: 73	Chairman, Trustee (since 2001); Three	Chairman, Grove Financial, Inc. (financial services)	Income: $50,001-$100,000 Growth: $10,001-$50,000	over $100,000	None
Iqbal Unus, Ph.D. 500 Grove Street Herndon, VA 22070 Age: 65	Trustee (since 1986); Three	Director, The International Islamic Forum for Science, Technology & Human Resources Development	Income: over $100,000 Growth: over $100,000	over $100,000	None
Abdul Wahab 11000 Wright Road Lynwood, CA 90262 Age: 61	Trustee (since 2005); Three	President, Wasatch Company (Manufacturer and distributor of linen supplies and apparel)	Income: over $100,000 Growth: $10,001-$50,000	over $100,000	None
Abid Malik 2317 NW Fawn Dr. Blue Springs, MO 98225 Age: 51	Trustee (since 2006); Three	CEO, eBanyan, Inc. (eCommerce software development)	Income: $1-$10,000 Growth: $10,001-$50,000	$10,001-$50,000	None
Miles K. Davis, Ph.D. 40478 Tim Tam Ct. Leesburg, VA 20176 Age: 50	Trustee (since 2008); Three	Associate Professor of Management/Director of the Institute for Entrepreneurship, Shenandoah University	Income: $1-$10,000 Growth: $1-$10,000	$10,000-$50,000	None
Herbert Grubel, Ph.D. 125 West Second St. Apt. 1202 North Vancouver, BC Canada V7M 1C5 Age: 76	Trustee (since 2008); Nine	Senior Fellow, Fraser Institute; Professor (Emeritus) of Economics, Simon Fraser University; Author	Income: $0 Growth: $0	$10,001-$50,000	Saturna Investment Trust
Salim Manzar 29 Monterey Dr. Princeton Junction, NJ 08550 Age: 50	Trustee (since 2008); Three	Executive Director, Princeton Advisory Group, LLC	Income: over $100,000 Growth: over $100,000	over $100,000	None
INTERESTED TRUSTEE
Nicholas F. Kaiser, CFA¹ 1300 N. State Street Bellingham, WA 98225 Age: 63	President and Trustee (since 1989); Nine	President, Saturna Capital Corporation (the Trust's investment adviser)	Income: over $100,000 Growth: over $100,000	over $100,000	Saturna Investment Trust

September 28, 2009	Amana Mutual Funds Trust: Statement of Additional Information	5

Name, Address, and Age	Position(s) Held with Trust & Number of Saturna Fund Portfolios Overseen	Principal Occupation(s) during past 5 years, including Directorships	Dollar Range of Securities in the Funds of the Trust at Dec. 31, 2008	Dollar Range of Equity Securities in all Saturna Funds at Dec. 31, 2008	Directorships held by Officers
OFFICERS WHO ARE NOT TRUSTEES
Monem A. Salam, MBA¹ 1300 N. State Street Bellingham, WA 98225 Age: 37	Vice President (since 2003) N/A	Director of Islamic Investing, Saturna Capital Corporation (the Trust's investment adviser)	Income: $1-$10,000 Growth: $50,001 - $100,000	$50,001 -$100,000	N/A
Christopher R. Fankhauser¹ 1300 N. State Street Bellingham, WA 98225 Age: 37	Treasurer (since 2002) N/A	Chief Operations Officer, Saturna Capital Corporation (the Trust's investment adviser)	Income: $1-$10,000 Growth: $1-$10,000	$50,001-$100,000	N/A
Ethel B. Bartolome¹ 1300 N. State Street Bellingham, WA 98225 Age: 36	Secretary (since 2003) N/A	Corporate Administrator, Saturna Capital Corporation (the Trust's investment adviser)	Income: $1-$10,000 Growth: $1-$10,000	$10,001-$50,000	N/A
James D. Winship, JD, MBA¹ 1300 N. State Street Bellingham, WA 98225 Age: 61	Chief Compliance Officer (since 2004) N/A	Attorney; Chief Compliance Officer, Saturna Capital and Funds; General Counsel, Saturna Capital	Income: $1-$10,000 Growth: $1-$10,000	$10,001-$50,000	N/A
¹Mr. Kaiser, Mr. Salam, Mr. Fankhauser, Mrs. Bartolome and Mr. Winship are "interested persons" of the Trust as employees of the Adviser. Messrs. Kaiser, Fankhauser, Winship and Mrs. Bartolome hold the same positions with Saturna Investment Trust, which has six fund portfolios, and is also managed by Saturna Capital Corporation.

The Board established an Executive Committee with the power to act on behalf of the Board between meetings and to exercise most powers of the Trustees in the management of the Trust (the members of the Executive Committee are Trustees Kaiser, Othman, Unus, and Davis). An audit committee of Independent Trustees (Othman, Wahab, Unus, Malik, Grubel, and Manzar), held one meeting during the fiscal year. The audit committee operates under a specific charter, selects the independent registered public accounting firm and reviews all audit reports. A marketing committee, that includes Independent Trustees Wahab, Davis, and Malik, met once during the year.

A Board Assessment, Compensation and Nominations Committee, consisting of Trustees Unus, Othman, Manzar, and Kaiser held one meeting during the fiscal year. Shareowners wishing to recommend nominees may do so by sending written information to Dr. Unus at his address as given above.

Compensation
Saturna Capital pays the salaries of officers of the Trust, not the Trust; except Mr. Winship (General Counsel and Chief Compliance Officer of the Adviser and Chief Compliance Officer of the Trust), for whose services the Trust incurs expense. Effective in 2008 the Independent Trustees are paid $1,000 per quarter, in arrears, plus $1,000 per board meeting attended (in person or by phone), plus reimbursement of travel expenses, by the Trust. The Trustees are also paid $250 for committee meetings not held in conjunction with a board meeting (no compensation is paid for committee meetings held in conjunction with board meetings) by the Trust. The Board Chairman and each committee's Chairman is paid an additional $500 per quarter, in arrears, by the Trust. For the fiscal year ended May 31, 2009, the Trust incurred $42,000 of compensation expenses and $136 of total expenses for the independent Trustees. No pension or retirement benefits were incurred.

Code of Ethics
The Trust, its investment adviser Saturna Capital Corporation, and its principal underwriter Saturna Brokerage Services, have adopted a common Code of Ethics under Rule 17j-1 of the Investment Company Act and Rule 204a-1 of the Investment Advisers Act. The Code permits personnel subject to the Code (as defined in the Code) to invest in securities, including common stocks and mutual funds. To prevent conflicts of interest, the Code includes restrictions on the investing in common stocks that may be purchased by the Funds. A copy of the Code is available without charge by contacting the Trust or Saturna Capital Corporation, and is available on the Trust's website.

Proxy Voting Policies
The proxy voting guidelines below summarize Saturna Capital's positions on various issues of concern to investors, and give a general indication of how portfolio securities held in advisory accounts, such as the Funds, will be voted on proposals dealing with particular issues.

6	Amana Mutual Funds Trust: Statement of Additional Information	September 28, 2009

The proxy voting guidelines are just that — guidelines. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when the Adviser may not vote in strict adherence to these guidelines. Regardless of these guidelines, the Adviser will always attempt to vote consistent with specific investment objectives and policies of the Funds.

Saturna Capital's investment professionals, as part of their ongoing review and analysis of all portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders. Voting proxies is a responsibility of a Fund's portfolio manager.

These guidelines are reviewed and approved annually by the Trustees. The portfolio manager will refer all issues where there could be a conflict of interest (e.g., a familial or business relationship with company management) or uncertainty of direction to the Trustees for resolution. Disclosure of the proxy voting record is a responsibility of the Trust's secretary. Information is filed on Form N-PX regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and is available (1) without charge, upon request, by calling Saturna Capital at 800-SATURNA; (2) on the Trust's website at http://www.amanafunds.com; and (3) on the SEC's website at http://www.sec.gov.

By the following general categories, absent special circumstances, proxies will be voted:

• Governance

For proposals calling for a majority of the directors to be independent of management.
For proposals seeking to increase the independence of board nominating, audit, and compensation committees.
In accordance with the recommendation of the company's board of directors on all shareholder proposals, except it will vote for shareholder proposals that are consistent with these proxy voting guidelines.
For the election of the company's nominees for director, except it will withhold votes for nominees it considers insufficiently committed or competent.
Against proposals to elect directors on a staggered schedule.

• Business Transactions

On a case-by-case basis on board-approved proposals to effect acquisitions, mergers, reincorporations, reorganizations, and other transactions.
Against proposals to adopt anti-takeover measures.
On a case-by-case basis on proposals to amend a company's charter or bylaws.
Against authorization to transact other unidentified, substantive business at the meeting.

• Capitalization

On a case-by-case basis on board-approved proposals involving changes to a company's capitalization, except it will normally vote:
For proposals relating to the authorization of additional common stock.
For proposals to effect stock splits.
For proposals authorizing share repurchase programs.

• Executive Compensation

On a case-by-case basis on board-approved proposals relating to executive compensation.
For compensation programs that relate executive compensation to a company's long-term performance.
For stock option plans unless they could result in massive dilution or have other provisions clearly not in the interest of existing shareholders.

September 28, 2009	Amana Mutual Funds Trust: Statement of Additional Information	7

PRINCIPAL HOLDERS OF SECURITIES

As of July 1, 2009, the principal holders of record (those with more than 5% of the outstanding shares) of securities of Amana Income Fund were:

Name and Address	Shares	Percentage of Class
NFSC Omnibus Account for the Exclusive Benefit of our Customers 200 Liberty Street New York, NY 10281	9,302,312	30.94%
Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	8,551,247	28.44%

As of July 1, 2009, the principal holders of record (those with more than 5% of the outstanding shares) of securities of Amana Growth Fund were:

Name and Address	Shares	Percentage of Class
NFSC Omnibus Account for the Exclusive Benefit of Our Customers 200 Liberty Street New York, NY 10281	21,290,546	34.09%
Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	14,876,546	23.82%

As of July 1, 2009, officers and trustees (plus affiliated entities), as a group, owned 0.23% and 0.20% outstanding shares of the Income Fund and the Growth Fund, respectively.

8	Amana Mutual Funds Trust: Statement of Additional Information	September 28, 2009

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser and Administrator
Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is the Investment Adviser and Administrator (the "Adviser") for the Trust. Saturna Capital is also the Trust's shareowner servicing agent. Mr. Nicholas Kaiser, by his ownership of the majority of its voting stock, is the controlling person of the Adviser. Mr. Kaiser is also a Trustee and President of Amana Mutual Funds Trust, and the principal portfolio manager of the Income, Growth, and Developing World Funds. A discussion regarding the Trustees' approval of the continuance of the investment advisory and administration agreements is available in the Trust's semi-annual report published every January.

Advisory Fee
Under their Advisory and Administration Agreements, each Fund pays the Adviser an advisory and administration fee of 0.95% annually of average daily net assets. Additionally, the Adviser has contractually undertaken to modify each Fund's advisory and administration fee to: 0.95% on the first $500 million of the Fund's average daily net assets, 0.85% on the next $500 million, 0.75% on the next $500 million, and 0.65% on assets over $1.5 billion. This undertaking may not be rescinded without the approval of the Board of Trustees. The Adviser, at its own expense and without additional cost to the Funds, furnishes office space, office facilities and equipment, personnel (including executive officers) and clerical and bookkeeping services required to conduct the Funds' business.

For the fiscal years ended May 31, 2009, 2008, and 2007, Saturna Capital was paid $4,972,757; $3,158,532; and $1,178,904; respectively, as the Income Fund's investment adviser and administrator. Similarly, for the fiscal years ended May 31, 2009, 2008, and 2007, Saturna Capital was paid $6,921,460; $5,860,242; and $3,086,467; respectively, as the Growth Fund's investment adviser and administrator.

The advisory agreements also provide that in the event the total expenses of a Fund (excluding taxes, commissions and extraordinary items) for any fiscal year exceeds 2% of average daily net assets, the Fund shall be reimbursed for such excess. No reimbursements have been required.

Under its respective investment advisory agreement each Fund pays its own taxes, brokerage commissions (currently none), trustees' fees, legal and auditing fees, insurance premiums, custodian fees, transfer agent fees, registrar and dividend disbursing agent fees, expenses incurred in complying with state and federal laws regulating the issue and sale of its shares, and mailing and printing costs for prospectuses, reports, and notices to shareowners.

Portfolio Managers
Mr. Nicholas Kaiser is the primary portfolio manager for the Income, Growth and Developing World Funds. At the fiscal year end (May 31, 2009), he directly owned $500,001 to $1,000,000 of the Income and Growth Funds. Additionally, he indirectly owned more than $1,000,000 of the Income and Growth Funds.

Mr. Monem Salam is the deputy portfolio manager for the Income, Growth and Developing World Funds. At the fiscal year end (May 31, 2009), he directly owned $50,000 to $100,000 of the Income and Growth Funds.

In addition, Mr. Kaiser is the primary manager for two other investment company portfolios, Sextant Growth Fund and Sextant International Fund. May 31, 2009 assets of these Sextant Funds were $115 million. The Sextant Funds include a performance element in their investment advisory fees. Mr. Kaiser is also the primary manager of two other pooled investment portfolios managed solely with a performance fee, having May 31, 2009 assets of $13 million. Also at May 31, 2009, Mr. Kaiser was the primary manager for an additional twenty-six private accounts having total assets of $20 million with fees based on assets (no performance component). Also at May 31, 2009, Mr. Salam was the primary manager for an additional thirty-one private accounts having total assets of $21 million with fees based on assets (no performance component). To avoid conflicts of interest, Mr. Kaiser and Mr. Salam do not trade individual securities for their own accounts or those in which they have a beneficial interest.

All Saturna Capital employees, including Nicholas Kaiser and other portfolio managers, are paid an annual salary, as set by the board of Saturna Capital. The board also pays annual bonuses to employees that are dependent on the profits of Saturna Capital and not the results of any specific managed account or specific business of Saturna Capital. All employees are eligible for a 401(k) retirement plan, health and other benefits, and a stock option plan. The 401(k) plan has a profit sharing element whereby employees are credited with a portion of Saturna Capital's profit each year. Stock options are annually awarded on the basis of years of service, and not individual performance.

To align the managers' interests with fund shareowners, primary mutual fund portfolio managers, such as Mr. Kaiser, are also paid a monthly bonus when a fund achieves an overall rating of 4 or 5 stars from Morningstar™. The bonus is 1% of the Adviser's net monthly fee for a 4-star rating, and 2% of the monthly fee for a 5-star rating. Morningstar™ ratings are determined within peer categories, and primarily reflect total returns for the last 3, 5 and 10 years. Amana's net monthly advisory fee is solely dependent on Fund assets.

September 28, 2009	Amana Mutual Funds Trust: Statement of Additional Information	9

The net monthly fee from the Sextant Funds is partly based on Sextant fund performance results. The Sextant Growth and International Funds (which Mr. Kaiser manages), and the Sextant Core Fund (which Mr. Kaiser does not manage) pay a base fee of 0.60% of average daily net assets, adjusted up or down by up to 0.30% depending upon a fund's performance over the previous 12 months compared to the average fund in its Morningstar category. The Sextant Bond Income and Short-Term Bond Funds (which Mr. Kaiser does not manage) pay a base fee of 0.60% of average daily net assets, adjusted up or down by up to 0.20% depending on a fund's performance over the previous 12 months compared to the average fund in its Morningstar category.

Since all fund assets vary over time with performance and investors favor mutual funds with superior investment records (like the Amana Funds, which have grown thirty times in assets over the five years ending May 31, 2009), the portfolio manager's bonus is a function of both performance and assets.

The two private pooled investment portfolios managed by Mr. Kaiser pay Saturna Capital as Adviser a performance fee of 10% of the year's increase in net asset value achieved from the previous highest year-end net asset value. There is no base fee, and no performance fee in years when the net asset value is below the highest previous value. As portfolio manager, Mr. Kaiser normally receives a significant portion of any fee earned as a bonus.

Saturna Capital has a 401(k) retirement plan for all its employees. It contributes to participant accounts on a matching basis to encourage voluntary salary deductions by employees, and may contribute a portion of its annual profits.

The portfolio equity transactions of the funds are normally executed by Saturna Brokerage Services, Inc., an affiliate of the Adviser, but involve no conflict of interest because the Adviser has agreed to waive all commission charges normally paid on securities transactions. The Adviser has adopted a Code of Ethics which governs trading by portfolio managers to avoid conflicts of interest. To avoid any single managed account of the Adviser getting a trading advantage, portfolio transactions are done as a "bunched" order then allocated pro-rata to managed accounts. As noted above, other investment company portfolios and pooled investment portfolios managed by Mr. Kaiser pay performance fees, and thus may pay higher fees to Saturna than other accounts if certain performance objectives and other requirements are met, presenting a potential conflict of interest. Because Mr. Kaiser's compensation is impacted by firm profitability, it is possible under certain circumstances that his compensation could be more positively affected if an account that pays a performance fee performs better than accounts that do not. In addition, because Mr. Kaiser makes no individual securities transactions for himself, and invests only through the Funds, the possibility that he can profit from knowledge of impending Fund trades is eliminated. However, Saturna's policies, such as bunching client trades and certain practical considerations, mitigate the possible conflict. In Saturna's opinion, no such conflict exists in actual practice.

Shareowner Services
Under a separate service agreement, Saturna Capital also provides shareowner services as the transfer agent and dividend-paying agent for the Funds. As transfer agent, Saturna furnishes to each shareowner a statement after each transaction, a historical statement at the end of each year showing all transactions during the year, and Form 1099 and Form 1042 tax forms. Saturna also, on behalf of the Funds, responds to shareowners' questions or correspondence. Furthermore, the transfer agent regularly furnishes the Funds with current shareowner lists and information necessary to keep the shares in balance with the Funds' records. The transfer agent protects the privacy of shareowner information, but provides shareowner information to regulators and other parties with legal rights to such information, and to a mailing service, under a confidentiality agreement, to facilitate the distribution of shareholder reports. The transfer agent performs the mailing of all financial statements, notices and prospectuses to shareowners. Without cost to shareowners, the transfer agent also maintains records of contributions, disbursements and assets as required for IRAs and other IRS-qualified retirement accounts. The transfer agent makes year-end zakah computations for shareowners requesting this service. The transfer agent is paid a monthly fee of $1.65 per active account. For the fiscal years ended May 31, 2009, 2008, and 2007, Saturna Capital was paid $331,673; $199,192; and $117,644; respectively, as the Income Fund's shareowner servicing agent. Similarly, for the fiscal years ended May 31, 2009, 2008, and 2007, Saturna Capital was paid $518,357; $382,000; and $288,805; respectively, as the Growth Fund's shareowner servicing agent.

Effective in March 2009, Saturna Trust Company of Reno, Nevada, a wholly-owned subsidiary of Saturna Capital, became the retirement plan trustee for IRA and other retirement plans offered for the Trust. The Funds as part of their transfer agent fee, and not individual accounts, pay Saturna Trust Company $10 per year per retirement plan account.

Rule 12b-1 Plan
Effective August 13, 2001 for the Income and Growth Funds, and September 28, 2009 for the Developing World Fund, the Trust entered into distribution agreements under Rule 12b-1 with Saturna Brokerage Services, Inc. ("Distributor"), a broker-dealer registered under the Securities Exchange Act of 1934, pursuant to which Distributor acts as principal underwriter of Fund shares for sale to the public. This Rule 12b-1 distribution plan provides that the Funds

10	Amana Mutual Funds Trust: Statement of Additional Information	September 28, 2009

shall reimburse the Distributor monthly at a rate of up to 0.25% annually of their average daily net assets to finance the distribution of Fund shares and to furnish services to shareowners. Unlike many such Rule 12b-1 plans, the plan reimburses the Distributor only for expenses incurred and does not compensate the Distributor regardless of expenses. The Trust does not participate in any joint distribution activities with another investment company, but does allocate the 12b-1 expense between the three Amana Funds based on relative net asset size.

The Trustees, in seeking shareowner approval for the distribution plan, expected that it would help the Adviser and Distributor have the flexibility to direct their distribution activities in a manner consistent with prevailing market conditions by using, subject to regular Trustee approval, a portion of Trust assets to make payments to the Distributor or third parties for marketing, distribution, and other services. They expected that to the extent the Adviser and Distributor have greater flexibility and resources under the plan, additional sales of Fund shares may result, and that this has the potential to benefit the Funds by reducing the possibility that a Fund would experience net redemptions, which might require the liquidation of portfolio securities in amounts and at times that could be disadvantageous for investment purposes. There can be no assurance that these events will occur.

For the fiscal years ended May 31, 2009, 2008, and 2007, Saturna Brokerage Services was paid $1,317,776; $831,194; and $310,239; respectively, as the Income Fund's underwriter under the distribution plan. Similarly, for the fiscal years ended May 31, 2009, 2008, and 2007, Saturna Brokerage Services was paid $1,887,027; $1,573,083; and $813,569; respectively, as the Growth Fund's underwriter. No Trustee who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the plan or related agreements, but Mr. Nicholas Kaiser and other employees of Saturna Capital may be considered to receive indirect financial benefits from the operation of the plan because Saturna Capital receives fees for the management of the assets in the plan.

Under the distribution plan, the Distributor has entered into dealer selling agreements with hundreds of brokerage firms. These selling agreements do not compensate dealers for actual sales (the Amana Funds pay no sales commissions) - only for assets they hold and service for their customers.

In early 2007, Saturna Capital established a 401(k) retirement plan administration business. Employers pay Saturna an annual plan recordkeeping fee of $750 plus 0.25% of the year-end plan assets. Saturna Brokerage Services, as distributor of the Amana and Sextant funds, pays each retirement plan 0.25% (the 12b-1 fee) of year-end assets invested in the funds.

The Funds pay the Distributor a rate, evaluated monthly and changed from time to time (which has varied from 0.15% to 0.25% of average annual daily net assets) estimated to provide sufficient revenues to pay projected 12b-1 plan expenses. During the fiscal year ended May 31, 2009, the Funds reimbursed the Distributor the following amounts allocated to the following principal activities:

Advertising:	$469,430
Printing and mailing of prospectuses to other than current shareowners:	$85,099
Compensation to underwriters:	$74,417
Compensation to broker-dealers:	$2,614,274

The Adviser spent an additional $1,618,427 of its own resources to compensate broker-dealers. The Adviser may pay such additional compensation, out of its own resources and not as an expense of the Funds, to brokers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered "revenue sharing." In some cases, these payments may create an incentive for the intermediary or its employees to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through an intermediary, please contact your intermediary to learn more about any payments it receives from the Adviser and/or its affiliates, as well as fees and/or commissions the intermediary charges. You should also consult disclosures made by your intermediary at the time of purchase. Any such payments will not change the net asset value or the price of a Fund's shares.

Custodian
PNC Global Investment Servicing, 8800 Tinicum Boulevard Philadelphia, PA 19153, is the custodian of the Funds. The custodian holds all securities and cash, settles all Fund portfolio securities transactions, receives (on behalf of the Funds) the money from sale of shares, and on order of the Funds, pays the authorized expenses of the Funds. When investors redeem Fund shares, the proceeds are paid to the shareowner from an account at the custodian bank.

Independent Registered Public Accounting Firm
XXX is the independent registered public accounting firm for the Trust and the Funds. The accountants conduct an annual audit of the Funds as of May 31 each year. With pre-approval of the Trustees, they may provide related services such as preparing Fund tax returns, auditing the Adviser and affiliates, and assisting the Adviser in any accounting matters throughout the year.

September 28, 2009	Amana Mutual Funds Trust: Statement of Additional Information	11

Principal Underwriter
The Adviser's wholly-owned subsidiary, Saturna Brokerage Services, Inc., 1300 N. State Street, Bellingham, WA 98225 is a general securities brokerage firm and acts as distributor for the Trust under a Rule 12b-1 distribution plan. Mr. Nicholas Kaiser, an affiliated person of the Trust, is President of Saturna Brokerage Services, Inc. ("Distributor").

BROKERAGE ALLOCATION

The placing of purchase and sale orders as well as the negotiation of commissions is performed by the Adviser and is reviewed by the Board of Trustees. Although it is permitted to do so, the Adviser does not allocate brokerage to any broker in return for research or services.

The primary consideration in effecting securities transactions for the Trust is to obtain the best price and execution which in the judgment of the Adviser is attainable at the time and which would bring the best net overall economic result to a Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency and cooperation with which the transaction is effected, the expediency of making settlement and the financial strength and stability of the broker. The Adviser may negotiate commissions at a rate in excess of the amount another broker would have charged if it determines in good faith that the overall net economic result is favorable to the Fund, and is not required to execute trades in "over-the-counter" securities with primary market-makers if similar terms are available elsewhere. The Adviser evaluates whether brokerage commissions are reasonable based upon available information about the general level of commissions paid by similar mutual funds for comparable services.

When consistent with best execution, brokerage is primarily directed to Saturna Brokerage Service, Inc., a wholly-owned subsidiary of the Adviser, which engages in a discount general brokerage business. Saturna Brokerage Services has agreed to execute transactions for the Funds without any commissions for calendar 2009. For the fiscal years ended May 31, 2009, 2008, and 2007, the Income Fund paid Saturna Brokerage $0, $0 and $0, respectively, in commissions. For the fiscal years ended May 31, 2009, 2008, and 2007, Growth Fund paid Saturna Brokerage a total of $0, $0, and $0, respectively, in commissions. For the fiscal year ended May 31, 2009, Income Fund paid 100% of its aggregate brokerage commissions (which were zero) to Saturna Brokerage, and the Fund effected 100% of its aggregate dollar amount of transactions involving the payment of commissions through Saturna Brokerage. Also for the fiscal year ended May 31, 2009, Growth Fund paid 100% of its aggregate brokerage commissions (which were zero) to Saturna Brokerage, and the Fund effected 100% of its aggregate dollar amount of transactions involving the payment of commissions through Saturna Brokerage. The Trustees review brokerage activity in detail at each regular meeting. Meetings are held on a quarterly schedule.

CAPITAL STOCK

Each Fund of Amana Mutual Funds Trust is divided into shares of beneficial interest. The shares of each Fund of the Trust have equal voting rights. All dividends and distributions for each Fund shall be distributed to shareowners in proportion to the number of shares owned. All shares are fully paid, non-assessable, transferable and with rights of redemption, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such purposes as electing or removing Trustees, changing fundamental policies, or voting on approval of an advisory contract. On issues relating solely to a single Fund, only the shareowners of that Fund are entitled to vote.

The Trust is organized as a "series" investment company. Each Fund is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the Adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses and liabilities. Each Fund conducts separate voting on issues relating solely to that Fund, except as required by the Investment Company Act.

PURCHASE, REDEMPTION AND PRICING OF SHARES

See Purchase and Sale of Fund Shares in each Fund's Summary Prospectus and Pricing of Fund Shares in the Trust's Prospectus for an explanation about the ways to purchase or redeem shares. Both purchases and redemptions are made at net asset value per share.

Price
Each Fund's Price (net asset value) per share is determined by dividing the value of all its securities and other assets, less liabilities, by the number of shares outstanding. The daily price is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on each day the Exchange is open for trading. The Exchange is generally closed on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. See the balance sheet in the Annual Report or Semi-Annual Report for a specimen sheet showing how the Funds calculate net asset value, which is the price used for both purchase and redemption of shares.

12	Amana Mutual Funds Trust: Statement of Additional Information	September 28, 2009

Pricing of Foreign Equity Securities
Foreign markets generally close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close of a foreign market and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds use outside pricing services for valuation of their non-U.S. securities. The evaluations for foreign securities provided by these outside pricing services are based on the most recent closing market prices at 4 p.m. Eastern and correlations with broad market indices, sector indices, equity index futures contracts, American Depository Receipts, and other indicators.

Events may occur after the close of a foreign market and before a Fund's determination of share price, that may have a material effect on one or more foreign securities held by the Fund. Should this occur, the Fund will consider whether to determine and use another fair value in place of the evaluation developed by the independent service. Among events that may indicate that another fair value be considered are corporate events, regional or national developments, or a situation in which an evaluation is not available from the independent service, such as an extended close of a foreign market. The Funds routinely review valuations produced by the independent service. Other mutual funds may use other processes, and may differ in the fair value applied to their portfolio holdings.

Early Redemption Fee Waiver
The 2% early redemption fee on Fund shares held less than 90 days is normally waived for non-participant directed, involuntary and/or non-discretionary transactions. Early redemption fees are due and payable to the Fund regardless of dollar amount.

Orders Placed Directly With The Funds
Common reasons for this waiver for transactions processed directly include:

Corrections
Reinvested dividends
Death distributions
Disability distributions
Financial hardship distribuitons
Retirement plan required minimum distributions
Involuntary distributions required by employer decisions to change a plan
Systematic withdrawal plans
Automated asset rebalancing programs
WRAP program distributions
Participant contribution distributions
Shares redeemed as part of a defined contribution retirement plan participant-directed distribution including, but not limited to, the following examples:
    Death distributions
    Qualified Domestic Relations Orders (QDROs)
Shares redeemed as part of a retirement plan termination or restructuring
Shares transferred from one retirement plan to another plan in the same fund
Shares redeemed by shareowner to cover various plan fees
Retirement plan loan distributions
Excess contributions corrections
Forfeiture, or terminated employee distributions
Rollover Contributions
Other Involuntary Distributions

The following transactions are not exempt from the early redemption fee:

In Service Distributions
Redemption Fees applied to Fund of Funds Transactions

Fund/SERV® Order Processing
Waivers of early redemption fees prior to the end of the 90-day holding period apply to orders transmitted to the transfer agent through the Depository Trust & Clearing Corporation's (DTCC) Fund/SERV® order processing system. Those circumstances under which a waiver may or may not be granted are described using the Fund/SERV® transaction and reason codes listed below.

Fund/SERV® Reason Codes	Fund Waiver Policy
(1) Corrections Waiver	Yes
(2) Death Waiver	Yes
(3) Disability Waiver	Yes
(4) Mandatory/ Qualified Distribution Waiver	Yes
(5) Systematic Withdrawal Plan Waiver	Yes
(6) Defined Contribution Waiver	Yes
(7) Hardship Waiver	Yes
(8) Auto Rebalance Waiver	Yes
(9) Defined Contribution Plans
a. Termination Waiver	Yes
b. Involuntary Distribution Waiver	Yes
c. Loan Distribution Waiver	Yes
d. Excess Contribution Waiver	Yes
e. WRAP Program Distribution	Yes
f. Fund of Funds	No
g. Divorce	Yes
h. Plan Fees	Yes
(10) Reinvested Shares Waiver	Yes
(11) Exchange Buy Waiver	No
(12) Exchange Buy Aging Date Waiver	No
(13) Aging Start Date Waiver	No
(14) Eligible Transaction Waiver	No

Intermediary Processing
Financial intermediaries holding shares on behalf of Fund shareowners via omnibus accounts may or may not offer early redemption fee waivers in accordance with this policy. Such indirect Fund shareowners are advised to contact their financial intermediary before early liquidation of shares to

September 28, 2009	Amana Mutual Funds Trust: Statement of Additional Information	13

ascertain how the Funds' early redemption fee policy will be applied.

TAXATION OF THE TRUST

Each Fund is a separate economic entity and as such, the tax status and tax consequences to shareowners of each Fund differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.

Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as each has since inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies (Subchapter M), which relieve mutual funds of federal income tax on the amounts so distributed.

The Trust's custodian may use foreign sub-custodians to hold securities of a Fund outside the U.S., which can subject the Fund to foreign withholding or other taxes. Working with its custodian, the Fund can normally reclaim such foreign taxes.

As of May 31, 2009, the components of distributable earnings on a tax basis were as follows:

Income Fund
Net tax unrealized depreciation	$(53,241,642)
Undistributed ordinary income	$419,836
Undistributed long-term capital gain (loss)	$(10,591,573)
Total distributed earnings (loss)	$(10,171,737)
Total accumulated earnings (loss)	$(63,413,379)

Growth Fund
Net tax unrealized depreciation	$(40,919,066)
Undistributed ordinary income	$-
Undistributed long-term capital gain (loss)	$(15,425,781)
Total distributed earnings (loss)	$(15,425,781)
Total accumulated earnings (loss)	$(165,735,397)

If a Fund failed to qualify for treatment as a regulated investment company for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareowners and (b) the shareowners would treat all those distributions, including distributions of net capital gain, as dividends to the extent of that Fund's earnings and profits, taxable as ordinary income (except that, for individual shareholders, the part thereof that is "qualified dividend income" would be subject to federal income tax at the rate for net capital gain — a maximum of 15% through December 31, 2010) and eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for regulated investment company treatment.

The Funds' transfer agent must withhold and remit to the U.S. Treasury 28% of dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareowner who fails to properly furnish the transfer agent with a correct Social Security or other taxpayer identification number. Withholding at that rate also is required from a Fund's dividends and capital gain distributions otherwise payable to such a shareowner who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareowner's federal income tax liability or refunded.

Dividends a Fund pays to a foreign shareowner, other than (1) dividends paid to a foreign shareowner whose ownership of shares is effectively connected with a U.S. trade or business the shareowner carries on and (2) capital gain distributions paid to a non-resident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). "Short-term capital gain dividends," if properly designated by a Fund, will be exempt from that tax. If the IRS determines that the Trust should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.

UNDERWRITERS

Effective August 13, 2001, the Trust entered into a distribution agreement under Rule 12b-1 with Saturna Brokerage Services, Inc. ("Distributor'), a broker-dealer registered under the Securities Exchange Act of 1934, pursuant to which Distributor acts as principal underwriter of Fund shares for sale to the public. The Distributor is a member of the The Financial Industry Regulatory Authority and a wholly-owned subsidiary of Saturna Capital Corporation. All employees of the Distributor are also employees of the Adviser. The distribution plan provides that the Funds shall reimburse the Distributor monthly at a rate of up to 0.25% annually of their average daily net assets to finance the distribution of Fund shares and to furnish services to shareowners.

In accordance with its contract with the Trust, the Distributor devotes appropriate efforts to effect the sales of shares of each of the Funds, but is not obligated to sell any certain number of shares. The offering of shares is continuous.

14	Amana Mutual Funds Trust: Statement of Additional Information	September 28, 2009

For the fiscal years ended May 31, 2009, 2008, and 2007, Saturna Brokerage Services was paid $1,317,776; $831,194; an $310,239; respectively, as the Income Fund's underwriter under the distribution plan. Similarly, for the fiscal years ended May 31, 2009, 2008, and 2007, Saturna Brokerage Services was paid $1,887,027; $1,573,083; and $813,569; respectively, as the Growth Fund's underwriter.

FINANCIAL STATEMENTS

The most recent audited annual report accompanies this Statement of Additional Information.

There is incorporated into this Registration Statement the following financial information in the Annual Report to shareowners for the fiscal year ended May 31, 2009:

Report of XXX, Independent Registered Public Accounting Firm
Statement of Assets and Liabilities as of May 31, 2009
Financial Highlights - years ended May 31, 2009, 2008, 2007, 2006, and 2005
Statement of Operations - Year ended May 31, 2009
Statements of Changes in Net Assets - Years ended May 31, 2009, and 2008
Investments - as of May 31, 2009
Notes to Financial Statements

September 28, 2009	Amana Mutual Funds Trust: Statement of Additional Information	15

PART C

OTHER INFORMATION

Exhibits

Exhibits included with this filing:

Items marked with an asterisk (*) are incorporated by reference from exhibits previously filed with the Registration Statement for Amana Mutual Funds Trust and amendments thereto.

(a)	Articles of Incorporation.

*(1) Agreement and Declaration of Trust of Amana Mutual Funds Trust, filed July 26, 1984 with Secretary of State of Indiana. Incorporated by Reference. Filed as Exhibit No. 1 to initial filing of Form N-8A and Form N-1A on April 4, 1985. File Nos. 811-4276 and 2-96924.

*(2) Resolution of the Board of Amana Mutual Funds Trust creating series Amana Growth Fund. Incorporated by Reference. Filed as Exhibit 1-2 to Post-Effective Amendment No. 10 to Registration Statement on Form N-1A filed December 3, 1993.

(3) Resolution of the Board of Amana Mutual Funds Trust creating series Developing World Fund of the Amana Mutual Funds Trust. Filed as Exhibit EX-99.a.

(b)*	Bylaws. Bylaws of Amana Mutual Funds Trust. Incorporated by Reference. Filed as Exhibit No. 2 to initial filing of Form N-8A and Form N-1A on April 4, 1985. File Nos. 811-04276 and 2-96924.
(c)*	Instruments Defining Rights of Security Holders. Included in (a) and (b).
(d)	Investment Advisory Contracts.

*(1) Agreement for Investment Advisory and Administrative Services for the Income Fund of Amana Mutual Funds Trust, effective December 28, 1989, between the Fund and Saturna Capital Corporation. Filed as Exhibit A to filing of Proxy Statement dated November 30, 1989. File Nos. 811-04276 and 2-96924.

*(2) Agreement for Investment Advisory and Administrative Services for the Growth Fund of Amana Mutual Funds Trust, between the Trust and Saturna Capital Corporation dated December 3, 1993. Incorporated by reference. Filed as Exhibit 5-2 to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A filed August 5, 1994.

(3) Agreement for Investment Advisory and Administrative Services for the Developing World Fund of Amana Mutual Funds Trust, between the Trust and Saturna Capital Corporation dated July 2, 2009. Filed as Exhbit EX-99.d.

(e)*	Underwriting Contracts. Distribution Agreement. Filed as Exhibit 10.a. to Form N-1A filed August 2001.
(f)*	Bonus or Profit Sharing Contracts. Not applicable.
(g)*	Custodian Agreements.

(1) Custodian Agreement between Income Fund of Amana Mutual Funds Trust and National City Bank, Indiana effective October 22, 1993, incorporated by reference. Filed as Exhibit 8-1 to Post-Effective Amendment No. 10 to Registration Statement on Form N-1A filed December 3, 1993.

(2) Agreement between Growth Fund of Amana Mutual Funds Trust and National City Bank, Indiana, dated December 3, 1993, incorporated by reference. Filed as Exhibit 8-2 to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A filed August 5, 1994.

(3) Custodian Services Agreement between Amana Mutual Funds Trust and PNC Global Investment Services (formerly PFPC Trust) dated July 29, 2008 (see Documents).

(h)*	Other Material Contracts.

Agreement for Transfer Agent and Dividend Disbursement Agent Services for the Amana Mutual Funds Trust between the Trust and Saturna Capital Corporation dated September 1, 1990. Incorporated by Reference. Filed as Exhibit No. 9 to filing of Amendment No. 6 of Form N-1A in September, 1990.

(i)	Legal opinions.

*(1) Opinion of Counsel dated January 7, 1986 for Income Fund. Incorporated by Reference. Filed as Exhibit No. 10 in pre-effective Amendment No.2 to Registration Statement on Form N-1A and Form N-8A on January 24, 1986. File Nos. 811-04276 and 2-96924.

*(2) Opinion of Counsel dated December 1, 1993 for Growth Fund. Incorporated by Reference. Filed as Exhibit No. 10-2 in post-effective Amendment No. 10 to Registration Statement on Form N-1A on December 2, 1993. File No. 2-96924.

(3) Opinion of Counsel dated July 7, 2009 for Developing World Fund. Filed as Exhibit EX-99.i File No. 2-96924.

(j)	Other opinions. (1) Power of Attorney dated July 2, 2009. Filed as Exhibit EX-24.
(k)	Omitted Financial Statements. Not applicable.
(l)	Initial Capital Agreements.

*(1) Form of Subscription Agreement and Investment Letter. Incorporated by Reference. Filed as Exhibit 13-1 to Post-Effective Amendment No. 10 to Registration Statement on Form N-1A filed December 3, 1993.

(2) Form of Subscription Agreement between Amana Mutual Funds Trust on behalf of its Developing World Fund and Saturna Capital Corporation dated July 2, 2009. Filed as Exhibit EX-99.l

(m)*	Rule 12b-1 Plan. Distribution Plan Amana Mutual Funds Trust pursuant to Rule 12b-1 (effective August 13, 2001). Filed as Exhibit 10.b. on Form N-1A in July 31, 2001.
(n)	Rule 18f-3 Plan. Not applicable.
(o)	Reserved.
(p)*	Code of Ethics. Code of Ethics dated March 2008 filed as Exhibit EX-99.p CODE ETH to Amendement No. 25 on August 22, 2008.

Persons Controlled by or Under Common Control with Registrant

No person or persons are directly or indirectly controlled by or under common control with the Registrant.

Indemnification

There is no provision for indemnification of the officers and trustees of the Trust except as provided by Article III, Section 3.18, and Article V, Section 5.3 of the Agreement and Declaration of Trust of Amana Mutual Funds Trust, which provisions are set forth below:

ARTICLE III

SECTION 3.18. Indemnification

In addition to the mandatory indemnification provided for in Article V hereof, the Trustees shall have power to the extent permitted by law to indemnify or enter into agreements with any person with whom the Trust or its Portfolios has dealings, including, without limitation, any investment adviser or subadviser, including the Adviser, to such extent as the Trustees shall determine.

ARTICLE V

SECTION 5.3. Indemnification

Any person (and his heirs, executors and administrators) shall be indemnified by the Trust against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he may be made a party by reason of his being or having been a trustee, officer or employee of the Trust, or of another corporation if the Trust requested him to serve as such, except in relation to any actions, suits or proceedings in which he has been adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves such person of liability to the Trust or its shareowners for willful misfeasance, bad faith, gross negligence and reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each such person (and his heirs, executors and administrators) shall be indemnified by the Trust against payments made, including reasonable costs and attorneys' fees, provided that such indemnity shall be conditioned upon the prior determination made by a written opinion of independent counsel that such person has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been litigated to a conclusion. Such a determination by independent counsel, and the payments of amounts by the Trust on the basis thereof, shall not prevent a shareowner from challenging such indemnification by appropriate legal proceedings on the grounds that the person indemnified was liable to the Trust or its shareowners by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The foregoing rights and indemnification shall not be exclusive of any other rights to which such persons may be entitled according to law.

Undertaking as to Indemnification Provisions

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Business and Other Connections of Investment Adviser

The answer to this item is fully disclosed in Part A and Part B of the Form N-1A.

Principal Underwriters

Effective August 13, 2001, the Trust entered into a distribution agreement with Saturna Brokerage Services, Inc. ("Distributor"), a broker-dealer registered under the Securities Exchange Act of 1934, pursuant to which Distributor acts as principal underwriter of shares of the funds of the Trust for sale to the public. The Distributor is a member of the Financial Industry Regulatory Authority and a wholly-owned subsidiary of Saturna Capital Corporation. All employees of the Distributor are also employees of the Adviser. The distribution plan provides that the funds of the Trust shall reimburse the Distributor monthly at a rate of up to 0.25% annually of the average daily net assets of each fund to finance the distribution of shares of each fund and to furnish services to shareowners.

The directors of Saturna Brokerage Services, Inc. are Nicholas Kaiser, Phelps McIlvaine, Jane Carten and Meredith Ross. The officers of Saturna Brokerage Services, Inc. are Nicholas Kaiser (president, also president of Amana Mutual Funds Trust), Christopher Fankhauser (Vice President), Phelps McIlvaine (Treasurer), Jane Carten (Secretary), G. Scott Stroh (Chief Compliance Officer), Christopher Lang (Assistant Vice President), and Monem Salam (Assistant Vice President). The address for all businesses and persons is 1300 N. State Street, Bellingham, WA 98225.

Saturna Brokerage Services, Inc. also acts as underwriter for the 6 portfolios of the Saturna Investment Trust.

Location of Accounts and Records

With the exception of those records maintained by the Custodian, PNC Global Investment Servicing (Formerly PFPC Trust), 8800 Tinicum Boulevard Philadelphia, PA 19153, all records of the Trust are physically in the possession of the Trust and maintained at the offices of Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225.

Management Services

There are no management-related contracts in which service is provided to the Trust other than those discussed in Parts A and B of this Form N-1A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(a) under the Securities Act and has duly caused this amendment to registration statement to be duly signed on its behalf by the undersigned, duly authorized, in the City of Bellingham, State of Washington, on the 8th day of July, 2009.

AMANA MUTUAL FUNDS TRUST

By
/s/ Nicholas F. Kaiser
Nicholas F. Kaiser,
President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Nicholas F. Kaiser Nicholas F. Kaiser	President; Trustee (Principal Executive Officer)	July 8, 2009
/s/ Christopher R. Fankhauser Christopher R. Fankhauser	Treasurer (Principal Financial Officer)	July 8, 2009
** Iqbal Unus ** Talat Othman ** Abdul Wahab ** Abid Malik ** Miles K. Davis ** Herbert Grubel ** Salim Manzar ** By /s/ Nicholas F. Kaiser Nicholas F. Kaiser, Attorney- in-fact	Other Trustees	July 8, 2009

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